CONVERTIBLE NOTES (Details - Change in deriviative) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Fair value of derivative liability	$ 501,824
Derivative, Loss on Derivative	539,660	$ 539,660	$ 0
Fair value of derivative liability	$ 1,041,484	$ 1,041,484